Dear Contract Owner:

We are pleased to present you with this semi-report for the Sage Life Investment Trust (the "Trust") for the period ending June 30, 2000.

It presents financial information about the three funds available through the
Trust:

     .  EAFE Index Fund,
     .  S&P 500 Equity Fund
     .  Money Market Fund

These funds are available only to owners of Sage Life's Asset I and Asset II variable annuities.

Thank you for your investment in Sage variable products.


Sincerely,

SAGE LIFE INVESTMENT TRUST


_______________________________
Robin I. Marsden
President

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                        Market
   Shares                                                               Value
   ------                                                               -----
COMMON STOCK - 99.09%

Advertising- 0.30%
     145      Interpublic Group of Companies, Inc.                   $    6,235
     100      Omnicom Group, Inc.                                         8,906
                                                                     ----------
                                                                         15,141
                                                                     ----------

Aerospace - 0.82%
     364      Boeing Co.                                                 15,220
      50      General Dynamics Corp.                                      2,612
     200      Lockheed Martin Corp.                                       4,962
      50      Northrop Grumman Corp.                                      3,312
     156      Raytheon Co., Class B                                       3,003
      28      Teledyne Technologies, Inc.**                                 518
     200      United Technologies Corp.                                  11,775
                                                                     ----------
                                                                         41,402
                                                                     ----------



Airlines - 0.21%
      64      AMR Corp. **                                                1,692
      51      Delta Air Lines, Inc.                                       2,579
     229      Southwest Airlines Co.                                      4,337
      57      US Airways Group, Inc. **                                   2,223
                                                                     ----------
                                                                         10,831
                                                                     ----------

Apparel, Textiles and Shoes - 0.14%
     134      NIKE, Inc., Class B                                         5,335
      70      V.F. Corp.                                                  1,676
                                                                     ----------
                                                                          7,011
                                                                     ----------

Automobiles - 0.68%
     455      Ford Motor  Co.                                            19,565
     259      General Motors Corp.                                       15,038
                                                                     ----------
                                                                         34,603
                                                                     ----------

Automobile Parts and Equipment - 0.29%
      79      AutoZone, Inc. **                                           1,738
     100      Dana Corp.                                                  2,119
     209      Delphi Automotive Systems Corp.                             3,070
     100      Genuine Parts Co.                                           2,000
      50      Johnson Controls, Inc.                                      2,566
      63      TRW, Inc.                                                   2,733
      60      Visteon Corp.**                                               722
                                                                     ----------
                                                                         14,948
                                                                     ----------

Banks - 6.16%
     657      Bank of America Corp.                                      28,251
     319      Bank of New York Co., Inc.                                 14,834
     471      Bank One Corp.                                             12,511
     100      BB&T Corp.                                                  2,388
     485      Chase Manhattan Corp.                                      22,317
   1,376      Citigroup, Inc.                                            82,904
      73      Comerica, Inc.                                              3,276
     100      Fifth Third Bancorp.                                        6,325
     463      Firstar Corp.                                               9,752
     374      First Union Corp.                                           9,280
     368      FleetBoston Financial Corp.                                12,512

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                        Market
   Shares                                                               Value
   ------                                                               -----
Banks - (Continued)
      96      Golden West Financial Corp.                              $   3,918
     110      Huntington Bancshares, Inc.                                  1,739
     200      KeyCorp.                                                     3,525
     362      MBNA Corp.                                                   9,819
     200      Mellon Financial Corp.                                       7,287
     278      National City Corp.                                          4,743
     100      Northern Trust Corp.                                         6,506
     118      PNC Bank Corp.                                               5,531
     100      Regions Financial Corp.                                      1,988
      73      State Street Corp.                                           7,743
     100      Summit Bancorp                                               2,463
     123      SunTrust Banks, Inc.                                         5,620
     100      Union Planters Corp.                                         2,794
     350      U.S. Bancorp                                                 6,738
      72      Wachovia Corp.                                               3,906
     261      Washington Mutual, Inc.                                      7,536
     671      Wells Fargo Co.                                             26,001
                                                                       ---------
                                                                         312,207
                                                                       ---------

Broadcasting - 0.15%
     100      Clear Channel Communications, Inc. **                        7,500
                                                                       ---------

Building Materials - 0.99%
     936      Home Depot, Inc.                                            46,741
     200      Masco Corp.                                                  3,613
                                                                       ---------
                                                                          50,354
                                                                       ---------

Business Equipment and Supplies - 1.94%
      50      Avery Dennison Corp.                                         3,356
     745      International Business Machines Corp.                       81,624
     100      Pitney Bowes, Inc.                                           4,000
     200      Staples, Inc. **                                             3,075
     325      Xerox Corp.                                                  6,500
                                                                       ---------
                                                                          98,555
                                                                       ---------

Business Services - 0.22%
     359      Cendant Corp. **                                             5,026
     162      FedEx Corp.**                                                6,156
                                                                       ---------
                                                                          11,182
                                                                       ---------

Chemicals and Plastics - 1.27%
     100      Air Products & Chemicals, Inc.                               3,081
     300      Dow Chemical Co.                                             9,056
     416      duPont (E.I.) de Nemours & Co.                              18,200
      47      Eastman Chemical Co.                                         2,244
     100      Ecolab, Inc.                                                 3,906
     161      Minnesota Mining & Manufacturing Co.                        13,283
     100      Praxair, Inc.                                                3,744
     100      Rockwell International Corp.                                 3,150
     116      Rohm & Haas Co.                                              4,002
      76      Union Carbide Corp.                                          3,762
                                                                       ---------
                                                                          64,428
                                                                       ---------

Coal - 0.04%
     100      CSX Corp.                                                    2,119
                                                                       ---------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                       Market
   Shares                                                              Value
   ------                                                              -----
Communication Equipment - 1.74%
     381      GTE Corp.                                               $  23,717
     930      Motorola, Inc.                                             27,028
     400      Sprint Corp. (PCS Group)                                   23,800
     200      Tellabs, Inc. **                                           13,687
                                                                      ---------
                                                                         88,232
                                                                      ---------

Computer Hardware, Software and Services - 17.81%
     200      Apple Computer, Inc. **                                    10,475
     280      Automatic Data Processing, Inc.                            14,997
     100      BMC Software, Inc. **                                       3,648
     100      Ceridian Corp. **                                           2,406
   2,821      Cisco Systems, Inc.**                                     179,310
     758      Compaq Computer Corp.                                      19,376
     260      Computer Associates International, Inc.                    13,309
     100      Computer Sciences Corp. **                                  7,469
     200      Compuware Corp. **                                          2,075
   1,078      Dell Computer Corp.**                                      53,159
     200      Electronic Data Systems Corp.                               8,250
     165      Gateway, Inc. **                                            9,364
     327      Honeywell, Inc.                                            11,016
   1,402      Intel Corp.                                               187,430
   2,128      Microsoft Corp. **                                        170,240
     176      Novell, Inc. **                                             1,628
   1,171      Oracle Corp.**                                             98,437
     200      Parametric Technology Corp. **                              2,200
     100      Peoplesoft, Inc. **                                         1,675
      72      Sabre Holdings Corp.                                        2,052
     100      Seagate Technology, Inc. **                                 5,500
     100      Siebel Systems, Inc.**                                     16,356
     200      Solectron Corp. **                                          8,375
     674      Sun Microsystems, Inc. **                                  61,292
     100      Unisys Corp. **                                             1,456
     100      VERITAS Software Corp.                                     11,302
                                                                      ---------
                                                                        902,797
                                                                      ---------

Computer - Semiconductors - 2.14%
     367      Applied Materials, Inc. **                                 33,259
     868      EMC Corp.**                                                66,782
     100      Xilinx, Inc.**                                              8,256
                                                                      ---------
                                                                        108,297
                                                                      ---------

Consumer Non-Durables - 4.72%
     100      Corning, Inc.                                              26,987
       1      Energizer Holdings, Inc.**                                     18
   3,921      General Electric Co.                                      199,971
      62      Grainger (W.W.), Inc.                                       1,910
     164      Lowe's Companies, Inc.                                      6,734
     134      Newell Rubbermaid, Inc.                                     3,450
      10      Water Pik Technologies, Inc.**                                 62
                                                                      ---------
                                                                        239,132
                                                                      ---------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                        Market
   Shares                                                               Value
   ------                                                               -----
Consumer Products - 1.18%
     100      Clorox Co.                                               $   4,481
     200      Colgate-Palmolive Co.                                       11,975
     430      Gillette Co.                                                15,023
      44      International Flavors & Fragrances, Inc.                     1,328
     469      Proctor & Gamble Co.                                        26,850
                                                                       ---------
                                                                          59,657
                                                                       ---------

Consumer Services - 0.22%
      54      Block (H & R), Inc.                                          1,748
     225      Paychex, Inc.                                                9,450
                                                                       ---------
                                                                          11,198
                                                                       ---------

Containers - 0.12%
     100      Crown Cork & Seal Co., Inc.                                  1,500
     100      Owens-Illinois, Inc. **                                      1,169
     100      Pactiv Corp.**                                                 788
      50      Sealed Air Corp. **                                          2,619
                                                                       ---------
                                                                           6,076
                                                                       ---------

Cosmetics-Toiletry - 0.09%
     100      Avon Products, Inc.                                          4,450
                                                                       ---------

Diversified - 0.94%
     100      Fortune Brands, Inc.                                         2,306
      50      Loews Corp.                                                  3,000
     709      Tyco International Ltd.                                     33,589
     208      Unilever N.V.                                                8,944
                                                                       ---------
                                                                          47,839
                                                                       ---------

Electrical Equipment - 2.12%
      64      Cooper Industries, Inc.                                      2,084
     100      FirstEnergy Corp.                                            2,338
     424      Hewlett-Packard Co.                                         52,947
     732      Texas Instruments, Inc.                                     50,279
                                                                       ---------
                                                                         107,648
                                                                       ---------

Electronics - 1.50%
     161      Agilent Technologies, Inc.**                                11,873
     100      Altera Corp.**                                              10,194
     100      Analog Devices, Inc.**                                       7,600
      50      Eaton Corp.                                                  3,350
     178      Emerson Electric Co.                                        10,747
     100      KLA-Tencor Corp. **                                          5,856
     100      Linear Technology Corp.                                      6,394
     100      Maxim Integrated Products, Inc.**                            6,794
     100      National Semiconductor Corp.**                               5,675
     100      Teradyne, Inc.**                                             7,350
                                                                       ---------
                                                                          75,833
                                                                       ---------

Energy and Resources - 0.08%
     100      Burlington Resources, Inc.                                   3,825
                                                                       ---------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                         Market
   Shares                                                                Value
   ------                                                                -----
Entertainment - 1.52%
     841      Disney (Walt) Co.**                                       $ 32,641
     130      Hasbro, Inc.                                                 1,958
     200      Mattel, Inc.                                                 2,638
     526      Time Warner, Inc.                                           39,976
                                                                         -------
                                                                          77,213
                                                                         -------

Financial Services - 4.23%
     600      American Express Co.                                        31,275
     100      American General Corp.                                       6,100
     300      Associates First Capital Corp., Class A                      6,694
      84      Bear Stearns Companies, Inc.                                 3,497
     100      Capital One Financial Corp.                                  4,463
      73      Countrywide Credit Industries, Inc.                          2,213
      57      Dow Jones & Co., Inc.                                        4,175
     100      Equifax, Inc.                                                2,631
     384      Fannie Mae                                                  20,040
     273      Freddie Mac                                                 11,056
     200      First Data Corp.                                             9,925
     100      Franklin Resources, Inc.                                     3,038
     200      Household International, Inc.                                8,313
      63      Lehman Brothers Holdings, Inc.                               5,957
     171      Merrill Lynch & Co., Inc.                                   19,665
      63      Morgan (J.P.) & Co., Inc.                                    6,938
     479      Morgan Stanley Dean Witter & Co.                            39,877
      50      Providian Financial Corp.                                    4,500
     552      Schwab (Charles) Corp.                                      18,561
     100      SLM Holding Corp.                                            3,744
     100      Synovus Financial Corp.                                      1,763
                                                                        --------
                                                                         214,425
                                                                        --------

Food and Beverages - 3.74%
     163      Albertson's, Inc.                                            5,420
     161      Anheuser-Busch Companies, Inc.                              12,025
     100      Bestfoods                                                    6,925
     175      Campbell Soup Co.                                            5,097
     968      Coca-Cola Co.                                               65,599
     200      Coca-Cola Enterprises, Inc.                                  3,261
     200      ConAgra, Inc.                                                3,813
     126      Heinz (H.J.) Co.                                             5,513
      54      Hershey Foods Corp.                                          2,629
     172      Kellogg Co.                                                  5,117
     200      Nabisco Group Holdings Corp.                                 5,187
     552      PepsiCo, Inc.                                               24,530
     956      Philip Morris Companies, Inc.                               25,394
      49      Quaker Oats Co.                                              3,681
     120      Ralston-Ralston Purina Group                                 2,393
     400      Sara Lee Corp.                                               7,725
     174      Seagram Co., Ltd.                                           10,092
     100      UST, Inc.                                                    1,469
      50      Wrigley (Wm.) Jr. Co.                                        4,009
                                                                        --------
                                                                         189,879
                                                                        --------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                        Market
   Shares                                                               Value
   ------                                                               -----
Food Distribution - 0.79%
     315      Archer-Daniels-Midland Co.                                $  3,091
     200      Costco Wholesale Corp.**                                     6,600
     104      General Mills, Inc.                                          3,978
     371      Kroger Co.**                                                 8,185
     200      Safeway, Inc. **                                             9,025
     100      SUPERVALU, Inc.                                              1,906
     149      SYSCO Corp.                                                  6,277
      64      Winn-Dixie Stores, Inc.                                        916
                                                                        --------
                                                                          39,978
                                                                        --------

Glass Products - 0.07%
     75       PPG Industries, Inc.                                         3,323
                                                                        --------

Health Care Facilities - 0.25%
     267      Columbia/HCA Healthcare Corp.                                8,110
     100      Humana, Inc. **                                                531
     156      Tenet Healthcare Corp. **                                    4,212
                                                                        --------
                                                                          12,853
                                                                        --------

Health Care Products - 5.19%
     635      Abbott Laboratories                                         28,297
      79      Allergan, Inc.                                               5,885
     535      American Home Products Corp.                                31,431
     100      Becton, Dickinson & Co.                                      2,869
     945      Merck & Co., Inc.                                           72,411
   2,550      Pfizer, Inc.                                               122,400
                                                                        --------
                                                                         283,293
                                                                        --------

Home Appliances - 0.20%
      64      Black & Decker Corp.                                         2,516
     100      Illinois Tool Works, Inc.                                    5,700
      50      Maytag Corp.                                                 1,844
                                                                        --------
                                                                          10,060
                                                                        --------

Hotels and Restaurants - 0.57%
     100      Darden Restaurants, Inc.                                     1,625
     200      Hilton Hotels Corp.                                          1,875
     100      Marriott International, Inc., Class A                        3,606
     529      McDonald's Corp.                                            17,424
     100      Tricon Global Restaurants, Inc. **                           2,825
     100      Wendy's International, Inc.                                  1,781
                                                                        --------
                                                                          29,136
                                                                        --------

Internet Software - 1.48%
     955      America Online, Inc. **                                     50,376
     200      Yahoo! Inc.**                                               24,775
                                                                        --------
                                                                          75,151
                                                                        --------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                        Market
   Shares                                                               Value
   ------                                                               -----
Insurance - 3.02%
      67      Aetna, Inc.                                               $ 4,301
     337      Allstate Corp.                                              7,498
     602      American International Group, Inc.                         70,735
     150      Aon Corp.                                                   4,658
      72      Chubb Corp.                                                 4,428
      68      CIGNA Corp.                                                 6,358
     100      Cincinnati Financial Corp.                                  3,144
     200      Conseco, Inc.                                               1,950
     100      Hartford Financial Services Group, Inc.                     5,594
      50      Jefferson-Pilot Corp.                                       2,822
     100      Lincoln National Corp.                                      3,612
     100      Marsh & McLennan Companies, Inc.                           10,444
      50      MBIA, Inc.                                                  2,409
      67      MGIC Investment Corp.                                       3,048
      50      Progressive Corp.                                           3,703
      80      SAFECO Corp.                                                1,590
     100      St. Paul Companies, Inc.                                    3,413
      75      Torchmark Corp.                                             1,852
     100      United Healthcare Corp.                                     8,575
     143      UnumProvident Corp.                                         2,869
                                                                       --------
                                                                        153,003
                                                                       --------

Machinery and Heavy Equipment - 0.39%
     160      Caterpillar, Inc.                                           5,420
     100      Deere & Co.                                                 3,700
     100      Dover Corp.                                                 4,056
     100      Ingersoll-Rand Co.                                          4,025
      74      Parker-Hannifin Corp.                                       2,535
                                                                       --------
                                                                         19,736

                                                                       --------

Manufacturing - 1.35%
     122      Alcan Aluminum Ltd.                                         3,782
     326      Alcoa, Inc.                                                 9,454
     200      Boston Scientific Corp. **                                  4,387
      50      Brown-Forman Corp., Class B                                 2,687
     100      Danaher Corp.                                               4,944
     100      ITT Industries, Inc.                                        3,037
     169      LSI Logic Corp. **                                          9,147
     200      Micron Technology, Inc. **                                 17,613
      63      Textron, Inc.                                               3,422
     169      3COM Corp. **                                               9,739
                                                                       --------
                                                                         68,212
                                                                       --------

Medical Instruments, Services and Supplies - 1.14%
     100      Baxter International, Inc.                                  7,031
      78      Biomet, Inc.                                                2,998
     100      Cardinal Health, Inc.                                       7,400
     151      Guidant Corp.**                                             7,475
     300      HEALTHSOUTH Corp.**                                         2,156
     173      IMS Health, Inc.                                            3,114
     100      McKesson HBOC, Inc.                                         2,094
     512      Medtronic, Inc.                                            25,504
                                                                       --------
                                                                         57,772
                                                                       --------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                         Market
   Shares                                                                Value
   ------                                                                -----
Metals and Mining - 0.18%
     100      Allegheny Technologies, Inc.                              $  1,800
     277      Barrick Gold Corp.                                           5,038
     100      Newmont Mining Corp.                                         2,162
                                                                        --------
                                                                           9,000
                                                                        --------

Natural Gas - 0.48%
      61      Columbia Energy Group                                        4,003
     319      Enron Corp.                                                 20,576
                                                                        --------
                                                                          24,579
                                                                        --------

News and Publishing - 0.41%
     100      Gannett Co., Inc.                                            5,981
      60      Knight-Ridder, Inc.                                          3,191
     100      New York Times Co., Class A                                  3,950
      50      Times Mirror Co., Class A                                    4,375
     100      Tribune Co.                                                  3,500
                                                                        --------
                                                                          20,997
                                                                        --------

Oil - 5.21%
      69      Amerada Hess Corp.                                           4,261
     100      Anadarko Petroleum Corp.                                     4,931
     200      Baker Hughes, Inc.                                           6,400
     260      Chevron Corp.                                               22,051
     100      Coastal Corp.                                                6,088
     100      Conoco, Inc., Class B                                        2,456
   1,372      Exxon Mobil Corp.                                          107,788
     200      Halliburton Co.                                              9,438
     200      Occidental Petroleum Corp.                                   4,213
     100      Phillips Petroleum Co.                                       5,068
     854      Royal Dutch Petroleum Co.                                   52,574
     244      Texaco, Inc.                                                12,993
      58      Transocean Sedco Forex Inc.                                  3,099
     100      Union Pacific Corp.                                          3,719
     100      Union Pacific Resources Group, Inc.                          2,200
     100      Unocal Corp.                                                 3,313
     200      USX-Marathon Group                                           5,011
     200      Williams Companies, Inc.                                     8,338
                                                                        --------
                                                                         263,941
                                                                        --------

Oil Equipment and Services - 0.40%
     272      Schlumberger Ltd.                                           20,298
                                                                        --------

Paper and Forest Products - 0.67%
     100      Fort James Corp.                                             2,313
     100      Georgia-Pacific Group                                        2,625
     244      International Paper Co.                                      7,277
     236      Kimberly-Clark Corp.                                        13,540
      79      Mead Corp.                                                   1,995
     100      Weyerhaeuser Co.                                             4,300
      78      Willamette Industries, Inc.                                  2,125
                                                                        --------
                                                                          34,175
                                                                        --------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                         Market
   Shares                                                                 Value
   ------                                                                 -----
Pharmaceuticals - 4.13%
      50      ALZA Corp.**                                             $   2,956
     798      Bristol-Myers Squibb Co.                                    46,484
     555      Johnson & Johnson                                           56,540
     442      Lilly (Eli) & Co.                                           44,145
     540      Pharmacia Corp.                                             27,911
     621      Schering-Plough Corp.                                       31,360
                                                                       ---------
                                                                         209,386
                                                                       ---------

Photographic Equipment and Supplies - 0.13%
     107      Eastman Kodak Co.                                            6,367
                                                                      ----------

Printing and Publishing - 0.21%
     100      Donnelly (R.R.) & Sons Co.                                   2,256
     100      Dun & Bradstreet Corp.                                       2,863
     100      McGraw-Hill Companies, Inc.                                  5,400
                                                                      ----------
                                                                          10,519
                                                                      ----------

Research and Development - 0.55%
     400      Amgen, Inc.**                                               28,100
                                                                      ----------

Retail - Store - 3.95%
     100      Best Buy Co., Inc.**                                         6,325
     100      Circuit City Stores - Circuit City Group                     3,319
     176      CVS Corp.                                                    7,040
     156      Dollar General Corp.                                         3,042
     100      Federated Department Stores, Inc. **                         3,375
     352      Gap, Inc.                                                   11,000
     273      Kmart Corp. **                                               1,860
     148      Kohl's Corp. **                                              8,232
     180      The Limited, Inc.                                            3,891
     128      May Department Stores Co.                                    3,072
      69      Nordstrom, Inc.                                              1,665
     100      Office Depot, Inc.**                                           625
     100      Penney (J.C.) Co., Inc.                                      1,844
     100      RadioShack Corp.                                             4,737
     100      Rite Aid Corp.                                                 656
     149      Sears, Roebuck & Co.                                         4,861
     100      Sherwin-Williams Co.                                         2,119
     178      Target Corp.                                                10,324
     160      TJX Companies, Inc.                                          3,000
     155      Toys 'R' Us, Inc. **                                         2,257
     419      Walgreen Co.                                                13,487
   1,794      Wal-Mart Stores, Inc.                                      103,379
                                                                      ----------
                                                                         200,110
                                                                      ----------

Steel - 0.03%
      51      Nucor Corp.                                                  1,693
                                                                      ----------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                        Market
   Shares                                                               Value
   ------                                                               -----
Telecommunications - 11.08%
     100      ADC Telecommunications, Inc.                                 8,388
     100      ALLTEL Corp.                                                 6,194
   1,285      AT&T Corp.                                                  40,638
     627      Bell Atlantic Corp.                                         31,859
     752      BellSouth Corp.                                             32,054
     400      Comcast Corp., Special Class A (non-voting)                 16,200
       4      General Motors Corp. - Class H **                              351
     305      Global Crossing Ltd.**                                       8,025
   1,325      Lucent Technologies, Inc.                                   78,506
   1,183      MCI WorldCom, Inc. **                                       54,270
     246      MediaOne Group, Inc. **                                     16,267
     100      Network Appliance, Inc.**                                    8,049
     326      Nextel Communications, Inc. **                              19,947
   1,200      Nortel Networks Corp.                                       81,900
     312      QUALCOMM, Inc.**                                            18,720
   1,382      SBC Communications, Inc.                                    59,772
     368      Sprint Corp. (FON Group)                                    18,768
     200      US West, Inc.                                               17,150
     654      Viacom, Inc., Class B **                                    44,595
                                                                      ----------
                                                                         561,653
                                                                      ----------

Tire and Rubber - 0.04%
     100      Goodyear Tire & Rubber Co.                                   2,000
                                                                      ----------

Transportation - 0.26%
     200      Burlington Northern Santa Fe Corp.                           4,588
     300      Carnival Corp.                                               5,850
     200      Norfolk Southern Corp.                                       2,975
                                                                      ----------
                                                                          13,413
                                                                      ----------

Utilities - 1.44%
     200      AES Corp.**                                                  9,125
      20      Ameren Corp.                                                   675
      74      American Electric Power Co., Inc.                            2,192
      55      Carolina Power & Light Co.                                   1,757
      51      Cinergy Corp.                                                1,297
      75      Consolidated Edison, Inc.                                    2,222
      67      Constellation Energy Group                                   2,182
      45      Dominion Resources, Inc.                                     1,929
      49      DTE Energy Co.                                               1,497
     131      Duke Energy Corp.                                            7,386
     147      Edison International                                         3,014
     100      Entergy Corp.                                                2,719
      49      FPL Group, Inc.                                              2,426
      70      GPU, Inc.                                                    1,895
      11      New Century Energies, Inc.                                     338
      47      Northern States Power Co.                                      949
     108      PE Corp - PE Biosystems Group                                7,115
     100      PECO Energy Co.                                              4,031
     132      PG&E Corp.                                                   3,251
      68      PP&L Resources, Inc.                                         1,492
      56      Public Service Enterprise Gourp, Inc.                        1,940
     100      Reliant Energy, Inc.                                         2,956
      66      Sempra Energy                                                1,121
     196      Southern Co.                                                 4,569
      77      TXU Corp.                                                    2,273
      73      Unicom Corp.                                                 2,825
                                                                      ----------
                                                                          73,176
                                                                      ----------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                                                        Market
   Shares                                                                                               Value
   ------                                                                                               -----
Waste Management - 0.11%
     300      Waste Management, Inc.**                                                               $          5,700
                                                                                                      ----------------

              Total Common Stock (Cost $4,350,985)                                                          5,024,416
                                                                                                      ----------------

SHORT TERM INVESTMENTS - 0.88%
   44,595     Bank of New York Cash Reserves, 5.20%                                                            44,595
                                                                                                      ----------------

              Total Short Term Investments (Cost $44,595)                                                      44,595
                                                                                                      ----------------

              TOTAL INVESTMENTS - 99.97%

              (Cost $4,395,580*)                                                                     $      5,069,011

              CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.03%                                                 1,418
                                                                                                      ----------------

              NET ASSETS - 100.00%                                                                   $      5,070,429
                                                                                                      ================

              NET ASSETS consist of:

              Undistributed net investment income                                                    $         16,121
              Accumulated net realized gain on investments                                                    152,950
              Net unrealized appreciation of investments                                                      673,431
              Paid-in capital                                                                               4,227,927
                                                                                                      ----------------

              Total Net Assets                                                                       $     $5,070,429
                                                                                                      ================

              NET ASSET VALUE, offering price and redemption price per share                         $          11.69
                                                                                                      ================

              Number of Portfolio shares outstanding                                                          433,925
                                                                                                      ================

                  * Cost for Federal income tax purposes is $4,395,580 and net unrealized appreciation consists of:
                           Gross unrealized appreciation                                                  $ 1,173,140
                           Gross unrealized depreciation                                                     (499,709)
                                                                                                      ----------------
                              Net unrealized appreciation                                                   $ 673,431
                                                                                                      ================
                ** Non-income  producing  security for the period ended June 30, 2000.

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                                      Market
     Shares                                                                            Value
     ------                                                                           -------
COMMON STOCK - 98.54%
Australia - 2.39%
     1,238           Amcor Ltd.                                                 $       4,342
     1,100           AMP Diversified Property Trust                                     1,539
        44           AMP Group Finance Services Ltd.                                    2,486
     2,143           AMP Ltd.                                                          21,874
       800           Aristocrat Leisure Ltd.                                            2,714
       687           Australian Gas Light Co., Ltd                                      4,104
     1,450           Boral Ltd.                                                         1,828
       449           Brambles Industries Ltd.                                          13,840
       300           British American Tobacco Australasia Ltd.                          1,891
     3,422           Broken Hill Proprietary Co., Ltd.                                 40,579
     2,300           Commonwealth Bank of Australia                                    38,233
     2,072           Coca-Cola Amatil Ltd.                                              4,043
     2,330           Coles Myer Ltd.                                                    8,973
     1,015           Computershare Ltd.                                                 5,235
       300           CSL Ltd.                                                           5,950
     2,040           CSR Ltd.                                                           5,683
       400           F.H. Faulding & Co., Ltd.                                          1,966
     3,408           Foster's Brewing Group Ltd.                                        9,617
     1,430           Futuris Corp., Ltd.                                                1,571
     3,071           General Property Trust                                             4,960
     3,390           Goodman Fielder Ltd.                                               2,524
     1,000           James Hardie Industries Ltd.                                       2,635
       700           Leighton Holdings Ltd.                                             2,261
     1,001           Lend Lease Corp., Ltd.                                            12,807
       956           Mayne Nickless Ltd.                                                2,376
     4,396           M.I.M. Holdings Ltd.                                               1,969
     2,849           National Australia Bank Ltd.                                      47,722
     3,883           News Corp., Ltd.                                                  53,623
     4,438           Normandy Mining Ltd.                                               2,398
     1,900           North Ltd.                                                         4,506
       700           Orica Ltd.                                                         3,185
     2,600           Pacific Dunlop Ltd.                                                2,326
       413           Paperlinx Ltd.                                                       785
       798           QBE Insurance Group Ltd.                                           3,915
       569           Rio Tinto Ltd.                                                     9,436
     1,185           SAntos Ltd.                                                        3,622
       386           Smith (Howard) Ltd.                                                1,891
     1,230           Southcorp Ltd.                                                     3,560
       932           Stockland Trust Group                                              1,973
       403           Suncorp-Metway Ltd.                                                2,086
       800           TABCORP Holdings Ltd.                                              4,611
    14,714           Telstra Corp., Ltd.                                               59,898
       610           Wesfarmers Ltd.                                                    4,871
     3,310           Westfield Trust                                                    6,441
       124           Westfield Trust Drp. Shares                                          241
     3,608           Westpac Banking Corp., Ltd.                                       26,104
     2,263           WMC Ltd.                                                          10,154
     2,314           Woolworths Ltd.                                                    8,565
                                                                                  -----------
                                                                                      467,913
                                                                                  ------------

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                                      Market
      Shares                                                                           Value
      ------                                                                         --------
Austria - 0.22%
      100            Austria Tabakwerke AG                                      $       3,719
      100            Austrian Airlines/Osterreichische Luftverkehrs AG                  1,452
      262            Bank Austria AG**                                                 12,814
      100            Flughafen Wien AG**                                                3,575
       17            Generali Holding Vienna AG                                         2,746
       69            Oesterreichische Elektrizitaetswirtschafts AG, Class A             7,110
       70            OMV AG                                                             6,106
       34            VA Technologie AG                                                  1,798
      200            Wienerberger Baustoffindustrie AG                                  4,561
                                                                                -------------
                                                                                       43,881
                                                                                -------------

Belgium - 0.76%

       24            Barco NV                                                           2,703
       44            Bekaert NV                                                         2,282
        2            Cimenteries CBR Cementbedrijven                                      205
       78            Colruyt NV                                                         3,318
      100            Delhaize "Le Lion" SA                                              6,006
      108            Electrabel SA                                                     26,803
    1,435            Fortis, Class B                                                   41,928
       50            Groupe Bruxelles Lambert SA                                       12,534
      587            KBC Bancassurance Holding                                         25,940
       11            SA D'Ieteren NV                                                    2,794
      166            Solvay SA                                                         11,218
      285            UCB SA                                                            10,513
       50            Union Miniere SA Befords                                           1,821
                                                                                -------------
                                                                                      148,065
                                                                                -------------
Denmark - 0.83%
       35            Bang & Olufsen Holding A/S, Class B                                1,196
       75            Carlsberg A/S, Class A                                             2,284
       95            Carlsberg A/S, Class B**                                           2,808
      155            Danisco A/S                                                       21,331
        2            D/S 1912, Class B                                                 29,684
        2            D/S Svendborg, Class B                                             5,198
      140            Den Danske Bank Group                                             16,911
      125            FLS Industries A/S, Class B                                        1,928
       80            ISS International Service System A/S, Class B                      6,117
    1,779            Nordic Baltic Holdings (NBH) AB                                   13,027
      150            Novo Nordisk A/S, Class B                                         25,636
      420            Tele Danmark A/S                                                  28,388
      200            Vestas Wind                                                        7,376
                                                                                -------------
                                                                                      161,884
                                                                                -------------
Finland - 3.07%
      300            Kemira Oyj                                                         1,467
      200            Kesko Oyj**                                                        2,042
       40            Kone Corp., Oyj                                                    2,416
      150            Hartwall Oyj Abp                                                   3,623
      300            Metso Oyj**                                                      487,414
    9,513            Nokia Oyj                                                          2,876
      300            Outokumpu Oyj                                                      3,020
      200            Pohjola Group Insurance Corp., Class B                             7,097
      400            Raisio Group PLC                                                     794
      300            Rautaruukki Oyj                                                    1,424
      100            Sampo Insurance Company Ltd., Class A                              4,074
       50            SGL Carbon Oyj                                                     3,341
    1,400            Sonera Group Oyj                                                  64,082
      160            Tietoenator Oyj Abp                                                5,360
      500            UPM-Kymmene Oyj                                                   12,462
                                                                                -------------
                                                                                      601,492
                                                                                -------------

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                                      Market
      Shares                                                                           Value
      ------                                                                         --------
France - 10.75%
      368            Accor SA                                                   $      15,144
      179            Air Liquide                                                       23,478
    2,310            Alcatel                                                          152,125
    1,535            Aventis SA                                                       112,491
      764            Axa                                                              120,840
      888            Banque Nationale de Paris                                         85,804
       65            Bouygues SA                                                       43,616
      248            Canal Plus                                                        41,841
      242            Cap Gemini SA                                                     42,800
    1,372            Carrefour SA                                                      94,167
      200            Casino Guichard Perrachon SA                                      18,597
       31            Club Mediterranee SA                                               4,217
       35            Coflexip SA                                                        4,261
      172            Compagnie de Saint Gobain                                         23,347
       50            CPR SA                                                             1,845
      223            Dassault Systemes SA                                              20,885
       50            Eridania Beghin-Say SA                                             4,918
       21            Essilor International SA                                           6,043
    2,005            France Telecom SA                                                281,377
       50            Gecina                                                             5,373
      298            Groupe Danone                                                     39,707
       30            Groupe GTM                                                         2,818
       32            Imerys                                                             3,730
      207            Lafarge SA                                                       115,636
      242            Lagardere S.C.A.                                                  16,152
      133            L'Oreal SA                                                        18,558
      193            LVMH (Louis Vuitton Moet Hennessy)                                79,905
      266            Michelin (CGDE), Class B                                           8,570
      200            Pechiney SA, Class A                                               8,378
      110            Pernod Ricard SA                                                   6,010
      235            Pinault-Printemps-Redoute SA                                      52,420
       90            PSA Peugeot Citroen                                               18,135
       21            Sagem SA                                                          24,720
    1,442            Sanofi-Synthelabo SA**                                            68,976
      318            Schneider Electric SA                                             22,253
       50            SEB SA                                                             2,938
       67            Sidel SA                                                           5,456
       50            Simco SA                                                           3,667
      108            Societe BIC SA                                                     5,311
       10            Societe Eurafrance SA                                              4,807
      820            Societe Generale                                                  49,521
       66            Sodexho Alliance SA                                               12,021
      391            Suez Lyonnaise des Eaux SA                                        68,777
       31            Technip SA                                                         3,765
      331            Thomson CSF**                                                     13,092
    1,453            Total Fina SA, Class B                                           223,689
       29            Unibail (Union du Credit-Bail Immobilier)                          4,031
      600            Usinor SA                                                          7,350
      162            Valeo SA                                                           8,696
    1,165            Vivendi                                                          103,244
                                                                                -------------
                                                                                    2,105,502
                                                                                -------------

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                                      Market
      Shares                                                                           Value
      ------                                                                         --------
Germany - 8.20%
      100            Adidas-Salomon AG                                          $       5,521
      500            Allianz AG                                                       178,442
    1,250            BASF AG                                                           50,925
    1,400            Bayer AG                                                          53,815
      200            Beiersdorf AG                                                     16,679
      300            Continental AG                                                     5,061
    1,950            DaimlerChrysler AG                                               103,930
    1,155            Deutsche Bank AG                                                  96,933
      800            Deutsche Lufthansa AG                                             18,750
    5,936            Deutsche Telekom AG                                              343,687
      950            Dresdner Bank AG                                                  38,612
    1,520            E.On AG                                                           74,893
      200            EM. TV Merchandising AG                                           11,887
      200            Fresenius Medical Care AG                                         15,817
       82            Heidelberger Zement AG                                             5,054
      200            Hochtief AG                                                        6,039
      800            HypoVereinsbank                                                   52,531
      200            Linde AG                                                           8,110
      200            MAN AG                                                             6,231
      350            Merck KGaA                                                        10,736
      600            Metro AG                                                          20,418
      350            Muenchener Rueckversicherungs-Gesellschaft AG                    110,046
      345            Preussag AG                                                       11,145
    1,150            RWE AG                                                            39,190
      450            SAP AG                                                            68,328
      600            Schering AG                                                       32,813
    1,200            Siemens AG                                                       180,368
    1,050            Thyssen Krupp AG**                                                16,779
      600            Volkswagen AG                                                     23,179
                                                                                  -----------
                                                                                    1,605,919
                                                                                  -----------

Hong Kong - 2.01%
    1,000            ASM Pacific Technology Ltd.                                        3,746
    3,600            Bank of East Asia Ltd.                                             8,406
   23,516            Cable & Wireless HKT Ltd.                                         51,739
    7,000            Cathay Pacific Airways                                            12,977
    4,000            CLP Holdings Ltd.                                                 18,628
    4,000            Hang Lung Development Co., Ltd.                                    3,105
    3,700            Hang Seng Bank Ltd.                                               35,126
    3,000            Henderson Land Development Co., Ltd.                              13,201
   10,010            Hong Kong and China Gas Co., Ltd.                                 11,237
    3,000            Hong Kong and Shanghai Hotels Ltd.                                 1,742
    7,800            Hutchison Whampoa Ltd.                                            98,065
    3,068            Hysan Development Co., Ltd.                                        3,227
    2,000            Johnson Electric Holdings Ltd.                                    18,923
    2,000            Li & Fung Ltd.                                                    10,007
    5,000            New World Development Co., Ltd.                                    5,581
   11,000            Pacific Century Cyberworks Ltd.                                   21,732
    4,000            Shangri-La Asia Ltd.                                               4,721
    4,000            South China Morning Post (Holdings) Ltd.                           3,105
    5,000            Sun Hung Kai Properties Ltd.                                      35,921
    3,000            Swire Pacific Ltd., Class A                                       17,550
    1,000            Television Broadcasts Ltd.                                         6,671
    4,171            Wharf (Holdings) Ltd.                                              7,465
                                                                                  -----------
                                                                                      392,875
                                                                                  -----------

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                  Market
         Shares                                                    Value
         ------                                                    -----
Ireland - 0.36%
         1,709    Allied Irish Banks PLC                         $    15,350
           744    CRH PLC                                             13,479
           200    DCC PLC                                              1,777
         4,246    Eircom PLC                                          11,396
           800    Fyffes PLC                                             828
           500    Greencore Group PLC                                  1,342
           497    Independent News & Media PLC                         1,810
           558    Irish Life & Permanent PLC                           7,459
         2,081    Jefferson Smurfit Group PLC                          1,198
           200    Jurys Doyle Hotel Group PLC                          4,331
           330    Kerry Group PLC, Class A                             4,590
           630    Ryanair Holdings PLC**                               3,591
         1,900    Waterford Wedgwood PLC                               2,076
                                                                 -----------
                                                                      69,227
                                                                 -----------

Italy - 4.32%
         4,000    Alitalia SpA                                         8,282
         2,500    Assicurazioni Generali                              86,033
         9,603    Banca Intesa SpA                                    43,174
           500    Banca Popolare di Milano                             3,619
        13,000    Banca di Roma SpA                                   16,026
         5,000    Benetton Group SpA                                  10,497
         4,000    Beni Stabili SpA                                     2,155
           500    Bulgari SpA**                                        6,710
        14,000    Enel SpA                                            62,270
        16,000    ENI SpA                                             92,792
           600    Fiat SpA                                            15,633
         2,000    Italgas SpA                                          8,877
         1,000    La Rinascente SpA                                    5,694
         2,500    Mediaset SpA                                        38,344
         1,250    Mediobanca SpA                                      12,941
           250    Mondadori (Arnoldo) Editore SpA                      5,728
        10,500    Olivetti SpA                                        38,348
         5,000    Parmalat Finanziaria SpA                             7,084
         5,000    Pirelli SpA**                                       13,205
         1,200    Riunione Adriaticadi Sicurta SpA                    13,229
         2,750    San Paolo-IMI SpA                                   49,006
        13,000    Telecom Italia Mobile SpA                          133,340
         2,000    Telecom Italia SpA-RNC                              96,626
         7,000    Telecom Italia SpA                                  13,324
         3,000    Telecom Italia Mobile SpA                           15,155
        10,000    Unicredito Italiano SpA                             48,025
                                                                 -----------
                                                                     846,117
                                                                 -----------

Japan - 26.80%
         1,000    77 Bank Ltd.                                         8,014
           300    Acom Co., Ltd.                                      25,288
           200    Advantest Corp.                                     44,699
         2,000    Ajinomoto Co., Inc.                                 25,704
         1,000    Amada Co., Ltd.                                      8,505
           200    Aoyama Trading Co., Ltd.                             2,892
         7,000    Asahi Bank Ltd.                                     29,503
         1,000    Asahi Breweries Ltd.                                11,992
         4,000    Asahi Chemical Industry Co., Ltd.                   28,350
         3,000    Asahi Glass Co., Ltd.                               33,595
           100    Autobacs Seven Co., Ltd.                             3,336
         2,000    Bank of Fukuoka Ltd.                                13,646
         9,000    Bank of Tokyo-Mitsubishi Ltd.                      108,949
         3,000    Bank of Yokohama Ltd.                               13,466

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                  Market
         Shares                                                    Value
         ------                                                    -----
Japan - (Continued)
       200          Benesse Corp.                               $     13,892
     2,000          Bridgestone Corp.                                 42,431
     2,000          Canon, Inc.                                       99,792
     1,000          Casio Computer Co., Ltd.                          11,246
         5          Central Japan Railway Co.                         28,350
     3,000          Chichibu Onoda Cement Corp.                        6,294
       900          Chuo Mitsubishi Trust And Banking Co., Ltd.        3,929
     1,000          Citizen Watch Co., Ltd.                            9,677
       400          Credit Saison Co., Ltd.                            9,299
       200          CSK Corp.                                          6,199
     2,000          Dai Nippon Printing Co., Ltd.                     35,324
     1,000          Daicel Chemical Industries Ltd.                    3,232
     2,000          Daiei, Inc.                                       25,421
     1,000          Daiichi Pharmaceutical Co., Ltd.                   7,522
     1,000          Daikin Industries Ltd.                            23,294
     1,000          Daimaru, Inc.                                      3,515
     2,000          Dainippon Ink & Chemicals, Inc.                    9,431
       400          Daito Trust Construction Co., Ltd.                 6,615
     4,000          Daiwa Bank Ltd.                                   10,395
     1,000          Daiwa House Industry Co., Ltd.                     7,314
     3,000          Daiwa Securities Group, Inc.                      39,690
     2,000          Denso Corp.                                       48,762
         8          East Japan Railway Co.                            46,570
     1,000          Ebara Corp.                                       13,580
     1,000          Eisai Co., Ltd.                                   32,130
       500          Fanuc Ltd.                                        50,983
     7,000          Fuji Bank Ltd.                                    53,317
     1,000          Fujikura Ltd.                                     41,013
     1,000          Fuji Photo Film Co.                                5,944
       100          Fuji Soft ABC, Inc.                                6,662
     4,000          Fujitsu Ltd.                                     138,726
     1,000          Furukawa Electric Co., Ltd.                       20,932
     1,000          Gunma Bank Ltd.                                    5,169
       100          Hirose Electric Co., Ltd.                         15,602
     7,000          Hitachi Ltd.                                     101,210
     3,000          Hitachi Zosen Corp.                                2,722
     2,000          Hokuriku Bank Ltd.                                 4,649
     2,000          Honda Motor Co., Ltd.                             68,229
     1,000          Inax Corp.                                         6,171
     5,000          Industrial Bank of Japan Ltd.                     37,989
     1,000          Isetan Co., Ltd.                                  12,285
     4,000          Itochu Corp.                                      60,291
     1,000          Ito-Yokado Co., Ltd.                              20,223
     5,000          Japan Airlines Co., Ltd.                          19,042
     3,000          Japan Energy Corp.                                 3,232
         5          Japan Tobacco, Inc.                               43,990
     2,000          Joyo Bank Ltd.                                     7,711
     1,000          JUSCO Co., Ltd.                                   18,995
     3,000          Kajima Corp.                                       9,582
     1,000          Kamigumi Co., Ltd.                                 5,283
     1,000          Kaneka Corp.                                      11,047
     1,900          Kansai Electric Power Co., Inc.                   34,079
     1,000          Kao Corp.                                         30,618
     4,000          Kawasaki Heavy Industries Ltd.                     6,124
     2,000          Kawasaki Kisen Kaisha Ltd.                         4,026
     9,000          Kawasaki Steel Corp.                              12,928
     1,000          Keihin Electric Express Railway Co., Ltd.          3,771
     1,000          Kikkoman Corp.                                     7,721
     1,000          Kinden Corp.                                       6,294
     4,000          Kinki Nippon Railway Co., Ltd.                    16,254

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                  Market
         Shares                                                    Value
         ------                                                    -----
Japan - (Continued)
     2,000           Kirin Brewery Co., Ltd.                    $     25,043
     3,000           Komatsu Ltd.                                     21,149
       300           Konami Co., Ltd.                                 18,995
     1,000           Konica Corp.                                      8,505
     1,000           Koyo Seiko Co., Ltd.                              8,703
     4,000           Kubota Corp.                                     14,553
     1,000           Kuraray Co., Ltd.                                11,491
       200           Kyocera Corp.                                    34,001
     1,000           Kyowa Hakko Kogyo Co., Ltd.                       9,800
     4,000           Marubeni Corp.                                   13,797
     1,000           Marui Co., Ltd.                                  19,184
     4,000           Matsushita Electric Industrial Co., Ltd.        103,950
     1,000           Meiji Seika Kaisha Ltd.                           6,634
     1,000           Minebea Co., Ltd.                                12,569
     6,000           Mitsubishi Chemical Corp.                        24,665
     4,000           Mitsubishi Corp.                                 36,250
     4,000           Mitsubishi Electric Corp.                        43,394
     3,000           Mitsubishi Estate Co., Ltd.                      35,381
     1,000           Mitsubishi Gas Chemical Co., Inc.                 3,355
     7,000           Mitsubishi Heavy Industries Ltd.                 31,091
     3,000           Mitsubishi Materials Corp.                       12,304
     2,000           Mitsubishi Rayon Co., Ltd.                        6,105
     3,000           Mitsubishi Trust & Banking Corp.                 23,332
     4,000           Mitsui & Co., Ltd.                               30,618
     2,000           Mitsui Fudosan Co., Ltd.                         21,735
     2,000           Mitsui Marine & Fire Insurance Co., Ltd.          9,639
     1,000           Mitsui Mining & Smelting Co., Ltd.                7,607
     1,000           Mitsukoshi Ltd.                                   4,442
     1,000           Mycal Corp.                                       3,430
       100           Namco Ltd.                                        3,610
     3,000           NEC Corp.                                        94,406
     1,000           NGK Insulators Ltd.                              12,417
     1,000           NGK Spark Plug Co., Ltd.                         15,507
       200           Nichiei Co., Ltd.                                 3,289
       200           Nidec Corp.                                      17,388
     1,000           Nikon Corp.                                      37,139
       300           Nintendo Co., Ltd.                               52,504
     3,000           Nippon Express Co., Ltd.                         18,456
     1,000           Nippon Meat Packers, Inc.                        14,648
     3,000           Nippon Mitsubishi Oil Corp.                      13,778
     3,000           Nippon Paper Industries Co., Ltd.                20,525
     1,000           Nippon Sheet Glass Co., Ltd.                     13,929
    14,000           Nippon Steel Corp.                               29,503
       250           Nippon Telegraph & Telephone Corp.              333,113
     3,000           Nippon Yusen Kabushiki Kaisha                    14,459
     1,000           Nishimatsu Construction Co., Ltd.                 3,950
     8,000           Nissan Motor Co., Ltd.                           47,250
       300           Nissin Food Products Co., Ltd.                    7,655
     4,000           Nomura Securities Co., Ltd.                      98,091
     1,000           NSK Ltd.                                          8,789
     1,000           NTN Corp.                                         4,281
     2,000           Obayashi Corp.                                    8,864
     3,000           Oji Paper Co., Ltd.                              20,696
     1,000           Olympus Optical Co., Ltd.                        17,964
     1,000           Omron Corp.                                      27,216
       200           Oriental Land Co., Ltd.                          20,469

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                  Market
         Shares                                                    Value
         ------                                                    -----
Japan - (Continued)
        120          Orix Corp.                                 $     17,747
      7,000          Osaka Gas Co., Ltd.                              20,176
        200          Promise Co., Ltd.                                15,838
        200          Rohm Co., Ltd.                                   58,590
      8,000          Sakura Bank Ltd.                                 55,415
      1,000          Sankyo Co., Ltd.                                 22,633
      1,000          Sanwa Shutter Corp.                               3,251
      4,000          Sanyo Electric Co., Ltd.                         36,061
      1,000          Sapporo Breweries Ltd.                            4,092
        300          Sega Enterprises Ltd.                             4,621
      1,000          Sekisui Chemical Co., Ltd.                        3,856
      2,000          Sekisui House Ltd.                               18,541
      2,000          Sharp Corp.                                      35,438
        100          Shimamura Co., Ltd.                              11,709
      2,000          Shimizu Corp.                                     5,727
      1,000          Shin-Etsu Chemical Co., Ltd.                     50,841
      1,000          Shionogi & Co., Ltd.                             19,042
      1,000          Shiseido Co., Ltd.                               15,498
      2,000          Shizuoka Bank Ltd.                               17,010
        100          SMC Corp.                                        18,853
      1,000          Snow Brand Milk Products Co., Ltd.                5,387
        600          Softbank Corp.                                   81,648
      1,800          Sony Corp.                                      168,399
      6,000          Sumitomo Bank Ltd.                               73,710
      4,000          Sumitomo Chemical Co., Ltd.                      24,116
      2,000          Sumitomo Corp.                                   22,548
      2,000          Sumitomo Electric Industries                     34,360
      2,000          Sumitomo Heavy Industries Ltd.                    6,710
      2,000          Sumitomo Marine & Fire Insurance Co., Ltd.       11,661
     10,000          Sumitomo Metal Industries Ltd.                    6,899
      2,000          Sumitomo Metal Mining Co.                         9,450
      3,000          Taisei Corp.                                      4,820
      1,000          Taisho Pharmaceutical Co., Ltd.                  35,910
      1,000          Takashimaya Co., Ltd.                             9,337
      2,000          Takeda Chemical Industries                      131,544
        300          Takefuji Corp.                                   36,316
      2,000          Teijin Ltd.                                       9,771
      2,000          Tobu Railway Co., Ltd.                            5,727
      1,300          Tohoku Electric Power Co., Inc.                  17,568
      5,000          Tokai Bank Ltd.                                  24,712
      3,000          Tokio Marine & Fire Insurance Co., Ltd.          34,700
      2,700          Tokyo Electric Power Co.                         65,956
      7,000          Tokyo Gas Co., Ltd.                              19,713
      3,000          Tokyu Corp.                                      14,855
      2,000          Toppan Printing Co., Ltd.                        21,206
      4,000          Toray Industries, Inc.                           16,254
      7,000          Toshiba Corp.                                    79,182
      1,000          Tosoh Corp.                                       5,056
      1,000          Tostem Corp.                                     16,349
      1,000          Toto Ltd.                                         7,692

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                       Market
     Shares                                                             Value
     ------                                                             -----
Japan - (Continued)

     7,000     Toyota Motor Corp.                                     $  319,505
     2,000     Ube Industries Ltd.                                         6,275
     1,000     Uny Co., Ltd.                                              13,844
       150     World Co., Ltd.                                             6,521
     1,000     Yamaha Corp.                                               10,953
     1,000     Yamanouchi Pharmaceutical Co., Ltd.                        54,716
     1,000     Yamato Transport Co., Ltd.                                 24,901
     1,000     Yamazaki Baking Co., Ltd.                                   9,828
     1,000     Yokogawa Electric Corp.                                     9,997
                                                                      ----------
                                                                       5,249,310
                                                                      ----------

Netherlands - 5.93%

     2,916     ABN AMRO Holding NV                                        71,726
     2,656     Aegon NV                                                   94,890
       567     Akzo Nobel NV                                              24,187
       720     ASM Lithography Holding NV**                               31,072
     1,765     Elsevier NV                                                21,470
       708     Getronics NV                                               10,961
       274     Hagemeyer NV                                                7,585
       623     Heineken NV                                                38,072
     1,920     ING Groep NV                                              130,307
     1,284     Koninklijke Ahold NV                                        3,947
     1,894     Koninklijke KPN NV                                         37,946
       146     Koninklijke Luchtvaart Maatschappij NV (KLM)               85,059
     2,696     Koninklijke (Royal) Philips Electronics NV                  3,600
       219     Oce NV                                                    126,840
     4,259     Royal Dutch Petroleum Co.                                 265,780
     1,707     STMicroelectronics NV                                     107,997
       949     TNT Post Group  NV                                         25,699
     1,135     Unilever NV                                                52,278
       252     Vedior NV                                                   3,128
       732     Wolters Kluwer NV                                          19,577
                                                                      ----------
                                                                       1,162,121
                                                                      ----------

New Zealand - 0.17%

     7,900     Brierley Investments Ltd.                                   1,227
     4,600     Carter Holt Harvey Ltd.                                     4,006
     1,000     Contact Energy Ltd.**                                       1,342
       400     Fisher & Paykel Industries Ltd.                             1,262
       900     Fletcher Challenge Building                                   958
       900     Fletcher Challenge Energy**                                 2,945
     2,100     Fletcher Challenge Forests                                    761
     1,700     Fletcher Challenge Paper                                    1,953
     1,500     Lion Nathan Ltd.                                            3,354
     4,600     Telecom Corporation of New Zealand Ltd.                    16,133
                                                                      ----------
                                                                          33,941
                                                                      ----------

Norway - 0.45%

       100     Bergesen d.y. ASA, Class A                                  1,924
       100     Bergesen d.y. ASA, Class B                                  2,059
     1,500     Christiania Bank Og Kreditkasse                             8,090
     1,700     Den Norske Bank ASA                                         7,080
       100     Dyno Industrier ASA                                         2,188
       100     Elkem ASA                                                   1,884
       200     Hafslund ASA, Class A                                         924
       120     Leif Hoegh & Co. ASA                                        1,109
       300     Merkantildata ASA                                           1,548

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                                     Market
     Shares                                                                           Value
     ------                                                                           -----
Norway - (Continued)

       700     Norsk Hydro ASA                                                     $   29,481
       100     Norske Skogindustrier ASA, Class A                                       2,866
       557     Orkla ASA, Class A                                                      10,622
       200     Petroleum Geo-Services**                                                 3,428
       100     SAS Norge ASA, Class B                                                     842
       200     Schibsted ASA                                                            3,720
       700     Storebrand ASA**                                                         5,077
       200     Tomra Systems ASA                                                        5,323
                                                                                   ----------
                                                                                       88,165
                                                                                   ----------
Portugal - 0.44%

     1,967     Banco Comercial Portugues SA                                             5,543
       225     Banco Espirito Santo SA                                                 10,276
     1,082     BPI-SGPS SA                                                              3,838
       590     Brisa Auto-Estradas de Portugal SA                                       5,101
        37     Companhia de SegurosTranquilidade                                        1,170
       258     Cimpor-Cimentos de Portugal, SGPS SA                                     4,946
     1,180     EDP - Electricidade de Portugal SA                                      21,514
       200     Jeronimo Martins, SGPS SA                                                3,309
     2,055     Portugal Telecom SA                                                     23,166
     2,730     Sonae Investimentos-Sociedade Gestora de Participacors SA                4,815
       910     Sonae Investimentos-Sociedade Gestora de Participacors SA                1,605
                                                                                   ----------
                                                                                       85,283
                                                                                   ----------

Singapore - 0.97%

     2,000     Chartered Semiconductor Manufacturing Ltd.**                            17,467
     2,000     City Developments Ltd.                                                   7,750
     1,000     Cycle & Carriage Ltd.                                                    2,348
     2,326     DBS Group Holdings Ltd.                                                 29,866
     3,750     DBS Land Ltd.                                                            4,858
     1,000     Fraser & Neave Ltd.                                                      3,557
     2,000     Keppel Corp., Ltd.                                                       4,326
     1,000     NatSteel Electronics Ltd.                                                3,065
     3,000     Neptune Orient Lines Ltd.                                                2,776
     1,000     OMNI Industries Ltd.                                                     1,648
     3,150     Oversea-Chinese Banking Corp., Ltd.                                     21,681
     1,000     Parkway Holdings Ltd.                                                    2,556
     4,000     Sembcorp Industries Ltd.                                                 4,349
     2,000     Singapore Airlines Ltd.                                                 19,781
     1,000     Singapore Press Holdings Ltd.                                           15,616
     7,000     Singapore Technologies Engineering Ltd.                                 10,284
    14,000     Singapore Telecommunications Ltd.                                       20,486
     8,099     Sino Land Co.                                                            2,857
     3,000     United Industrial Corp., Ltd.                                            1,414
     2,112     United Overseas Bank Ltd.                                               13,803
                                                                                   ----------
                                                                                      190,488
                                                                                   ----------

Spain - 2.56%

       150     Acerinox SA                                                              4,357
       171     ACS, Actividades de Construccion y Servicios SA                          4,836
       300     Aguas de Barcelona                                                       4,026
         3     Aguas de Barcelona RFD                                                      39
       500     Altadis SA                                                               7,712
       682     Autopistas, Concesionaria Espanola SA                                        2
        34     Autopistas, Concesionaria Espanola-Bonus SA                              5,956
     5,740     Banco Bilbao Vizcaya SA**                                               86,111
       252     BBVA Bolsa SA                                                            3,686
     7,925     Banco Santander Central Hispano SA                                      83,945
       163     Corporacion Financiera Alba SA                                           4,313
     2,098     Endesa SA                                                               40,806
       300     Fomento de Construcciones y Contratas SA                                 5,694
       887                                                                             15,985
       450     Grupo Dragados SA                                                        3,240
     1,786     Iberdrola SA                                                            23,113
       150     Metrovacesa SA                                                           2,531
     2,354     Repsol SA                                                               47,048

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                       Market
     Shares                                                             Value
     ------                                                             -----
Spain - (Continued)

       400     Sol Melia SA                                          $    4,486
     6,273     Telefonica SA                                              3,111
       550     TelePizza SA**                                           135,298
       604     Union Electrica Fenosa SA                                 10,972
       350     Vallehermoso SA                                            2,097
       330     Zardoya Otis SA                                            2,936
                                                                     ----------
                                                                        502,300

                                                                     ----------

Sweden - 3.27%

       300     Atlas Copco AB, Class A                                    5,815
       200     Atlas Copco AB, Class B                                    3,763
       700     Electrolux AB, Series B                                   10,895
     1,050     ForeningsSparbanken AB (Swedbank)                        310,385
     1,650     Hennes & Mauritz AB, Class B                              15,444
       200     NetCom AB, Class B**                                      34,616
     4,208     Nordic Baltic Holding (NBH) AB                            14,845
       200     OM Gruppen AB                                             31,906
       700     Sandvik AB, Class A                                        8,985
       700     Securitas AB, Class B                                     14,766
     2,000     Skandia Forsakrings AB                                    14,925
     1,320     Skandinaviska Enskilda Bank, Class A                      15,727
       300     Skanska AB, Class B                                       53,133
       500     Svenska Cellulosa AB, Class B                             10,689
     1,800     Svenska Handelsbanken AB, Class A                          9,549
     1,022     Swedish Match AB                                          26,270
    15,600     Telefonaktiebolaget LM Ericsson, Class B                   3,170
     3,000     Telia AB                                                  28,391
       400     Volvo AB, Class A                                          8,437
       400     Volvo AB, Class A RTS                                        360
       600     Volvo AB, Class B RTS                                        527
       600     Volvo AB, Class B                                         13,101
     1,000     WM-Data AB, Class B                                        5,530
                                                                     ----------
                                                                        641,229
                                                                     ----------

Switzerland - 5.73%

       622     ABB Ltd.                                                  74,687
        44     Adecco SA                                                 37,504
        15     Alusuisse Lonza Group AG (algroup)                         9,806
       535     Credit Suisse Group                                      106,765
        18     Givaudan Reg                                               5,496
        14     Holderbank Financiere Glarus AG, Class B                  17,219
        20     Lonza AG                                                  10,455
        80     Nestle SA                                                160,633
       140     Novartis AG                                              222,475
         3     Roche Holding AG, Bearer Shares                           31,834
        15     Roche Holding AG                                         146,488
        28     Schweizerische Rueckversicherungs-Gesellschaft            57,255
       145     Swisscom AG                                               50,382
        10     Swatch Group AG-B                                         12,755
       860     UBS AG                                                   126,403
       105     Zurich Allied AG                                          52,046
                                                                     ----------
                                                                      1,122,203
                                                                     ----------

United Kingdom - 19.31%

     1,176     3i Group PLC                                              24,195
     2,799     Abbey National PLC                                        33,476
     3,109     Allied Zurich PLC                                         36,783
     1,639     Amvescap PLC                                              26,302
       700     Anglian Water PLC                                          6,411
     2,500     Arjo Wiggins Appleton PLC                                 10,153

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                       Market
     Shares                                                             Value
     ------                                                             -----
United Kingdom - (Continued)

     1,870     ARM Holdings PLC                                       $  20,043
     3,520     AstraZeneca Group PLC                                    164,397
     2,700     BAA PLC                                                   21,664
     5,881     BAE Systems PLC                                           36,680
     2,933     Barclays PLC                                              72,954
     2,000     Bass PLC                                                  22,497
     1,121     BBA Group PLC                                              7,340
     6,936     BG Group PLC                                              44,837
     1,900     Blue Circle Industries PLC                                12,268
     1,200     BOC Group PLC                                             17,258
     2,300     Boots Co. PLC                                             17,514
    43,406     BP Amoco PLC                                             416,616
     2,700     British Airways PLC                                       15,533
     4,296     British American Tobacco PLC                              28,681
     1,300     British Land Co. PLC                                       8,517
     3,409     British Sky Broadcasting Group PLC                        66,679
    12,777     British Telecommunications PLC                           165,190
     1,121     Bunzl PLC                                                  6,008
       416     Burmah Castrol PLC                                        10,498
     4,037     Cadbury Schweppes PLC                                     26,524
     1,600     Carlton Communications PLC                                20,589
     7,889     Centrica PLC                                              26,335
     2,586     CGU PLC                                                   43,064
     1,700     Compass Group PLC                                         22,403
     5,100     Corus Group PLC                                            7,451
     6,753     Diageo PLC                                                60,625
     4,147     Dixons Group PLC                                          16,888
     1,059     Electrocomponents PLC                                     10,693
     2,000     EMI Group PLC                                             18,167
     1,400     FKI PLC                                                    4,901
     1,800     GKN PLC                                                   22,972
     7,139     Glaxo Wellcome PLC                                       208,265
     3,649     Granada Group PLC                                         36,460
     2,600     Great Universal Stores PLC                                16,729
     4,436     Halifax Group PLC**                                       42,577
       712     Hammerson PLC                                              4,786
     1,700     Hanson PLC                                                12,019
     4,214     Hays PLC                                                  23,509
     3,000     Hilton Group PLC                                          10,537
    16,641     HSBC Holdings PLC                                        190,332
       900     IMI PLC                                                    3,849
     1,900     Imperial Chemical Industries PLC                          15,087
       497     Independent News & Media PLC                               1,749
     7,201     Invensys PLC                                              27,036
       539     Johnson Matthey PLC                                        7,548
     4,900     J Sainsbury PLC                                           22,254
     2,688     Kingfisher PLC                                            24,477
     1,400     Land Securities PLC                                       16,744
     3,000     LASMO PLC                                                  6,358
    10,109     Legal & General Group PLC                                 23,645
    10,744     Lloyds TSB Group PLC                                     101,496
       803     Logica PLC                                                19,013
     5,288     Marconi Ord                                               68,847
     5,670     Marks & Spencer PLC                                       19,936
     1,113     MEPC PLC                                                   9,192

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)


                                                                                     Market
    Shares                                                                           Value
    ------                                                                           -----
United Kingdom - (Continued)
     1,501           Misys PLC                                                    $    12,680
     2,919           National Grid Group PLC                                           23,023
     3,200           National Power PLC                                                20,395
      353            Ocean Group PLC                                                    5,825
     1,227           Pearson PLC                                                       39,009
     1,600           Peninsular and Oriental Steam Navigation Co.                      13,710
      700            Provident Financial PLC                                            7,302
     3,852           Prudential Corp. PLC                                              56,449
     1,000           Racal Electronics PLC                                              6,797
     1,314           Railtrack Group PLC                                               20,420
     1,900           Rank Group PLC                                                     4,358
     2,900           Reed International PLC                                            25,244
     7,300           Rentokil Initial PLC                                              16,577
     2,798           Reuters Group PLC                                                 47,739
     2,060           Rio Tinto PLC                                                     33,681
      700            RMC Group PLC                                                      9,029
      53             Rolls-Royce PLC**                                                    188
     4,384           Royal Bank of Scotland Group PLC                                  73,405
     2,534           Sage Group PLC                                                    20,524
      800            Schroders PLC                                                     14,388
     3,100           Scottish Power PLC                                                26,281
     1,127           Sema Group PLC                                                    16,038
     1,015           Slough Estates PLC                                                 5,632
    11,036           SmithKline Beecham PLC                                           144,519
      800            Smiths Industries PLC                                             10,361
     3,500           Stagecoach Holdings PLC                                            3,921
     1,200           Tate & Lyle PLC                                                    6,004
    13,398           Tesco PLC                                                         41,682
      900            Thames Water PLC                                                  11,677
     1,300           TI Group PLC                                                       7,016
      595            Unigate PLC                                                        2,630
     5,750           Unilever PLC                                                      34,820
     1,400           United Utilities PLC                                              13,861
    118,715          Vodafone AirTouch PLC                                            479,859
     1,900           Williams PLC                                                      11,002
     1,500           Wolseley PLC                                                       8,255
     1,514           WPP Group PLC                                                     22,116
                                                                                  ------------
                                                                                    3,781,968
                                                                                  ------------

                     Total Common Stock (Cost $16,928,463)                         19,299,883
                                                                                  ------------

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)


                                                                                            Market
         Shares                                                                              Value
         ------                                                                              -----
PREFERRED STOCK - 0.60%
Australia - 0.25%
    4,082            News Corp., Ltd.                                                   $    49,423
                                                                                        -----------

Germany - 0.32%
      300            SAP AG - Vorzug                                                         56,308
      250            Volkswagen AG                                                            5,967
                                                                                        -----------
                                                                                             62,275
                                                                                        -----------

Italy - 0.03%
      400            Fiat SpA                                                                 6,537
                                                                                        -----------

                     Total Preferred Stock  (Cost $76,351)                                  118,235
                                                                                        -----------

RIGHTS - 0.03%
United Kingdom - 0.02%
      910            British Aerospace PLC**                                                  1,356
      140            Kvaerner ASA, Class A                                                    1,417
      140            Kvaerner ASA, Class A                                                    1,632
                                                                                        -----------
                                                                                              4,405

Portugal - 0.01%
      910            Sonae Investimentos-Sociedade Gestora de Participacors SA                  870
                                                                                        -----------

                     Total Rights (Cost $3,869)                                               5,275
                                                                                        -----------

SHORT TERM INVESTMENTS - 0.50%
          98,416     Bank of New York Cash Reserves, 5.20%                                   98,416
                                                                                        -----------

                     Total Short Term Investments  (Cost $98,416)                            98,416
                                                                                        -----------

   Principal
   Amount (b)
   ----------
CORPORATE BONDS - 0.03%
United Kingdom
    1,000            BG Transco Holdings PLC,                                                 1,459
                     7.06% due 12/14/2009
    1,000            BG Transco Holdings PLC,                                                 1,528
                     4.19% due 12/14/2022
    1,000            BG Transco Holdings PLC,                                                 1,471
                                                                                        -----------
                     7.00% due 12/16/2024

                     Total Corporate Bonds  (Cost $4,862)                                     4,458
                                                                                        -----------

                     TOTAL INVESTMENTS - 99.70%
                     (Cost $17,111,961*)                                                $19,526,267

                     CASH AND OTHER ASSETS, NET OF LIABILITIES  - 0.30%                      60,285
                                                                                        -----------

                     NET ASSETS -100.00%                                                $19,586,552
                                                                                        ===========


                     NET ASSETS consist of:

                     Undistributed net investment income (a)                            $    81,975
                     Accumulated net realized gain on investments                         1,113,779
                     Net unrealized appreciation of investments and foreign
                     currency transactions                                                2,414,579
                     Paid-in capital                                                     15,976,219
                                                                                        -----------

                     Total Net Assets                                                   $19,586,552
                                                                                        ===========

                     NET ASSET VALUE, offering price and redemption price per share     $     11.76
                                                                                        ===========

                     Number of Portfolio shares outstanding                               1,665,051
                                                                                        ===========

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                       Market
Shares                                                                 Value
------                                                                 -----
        *   Cost for Federal income tax purposes is $17,111,961
             and net unrealized appreciation consists of:
                 Gross unrealized appreciation                      $ 3,972,224
                 Gross unrealized depreciation                       (1,557,918)
                                                                    ------------
                    Net unrealized appreciation                     $ 2,414,306
                                                                    ============
        **  Non-income producing security
        (a) Undistributed net investment income includes net realized gains (losses) on foreign currency transactions. Net realized gains on foreign currency transactions are distributed as net investment income in accordance with provisions of the Internal Revenue Code.
        (b) Principal amount is stated in the currency of the country in which the security is denominated.

        At June 30, 2000, sector diversification of the Fund was as follows:

                                                         PERCENT OF
        SECTOR DIVERSIFICATION                           NET ASSETS
        ----------------------                           ----------
        LONG TERM INVESTMENTS:
        Aerospace                                           0.19%
        Airlines                                            0.64%
        Automotive                                          4.19%
        Banking                                            10.69%
        Broadcasting & Publishing                           2.39%
        Chemicals                                           1.69%
        Computer Services                                   2.63%
        Construction                                        2.07%
        Diversified Operations                              2.99%
        Electronics                                         7.30%
        Energy                                              1.04%
        Entertainment & Leisure                             0.26%
        Financial Services                                  4.84%
        Food & Beverages                                    4.21%
        Health & Personal Care                              5.51%
        Hotels & Motels                                     0.24%
        Insurance                                           5.46%
        Machinery & Engineering Services                    1.39%
        Manufacturing                                       3.97%
        Metals & Mining                                     0.98%
        Oil                                                 5.60%
        Paper Products                                      0.42%
        Pharmaceuticals                                     5.14%
        Real Estate                                         1.05%
        Retail                                              1.79%
        Security Services                                   0.08%
        Telecommunications                                 18.16%
        Transportation                                      1.91%
        Utility                                             2.37%
        Total Long Term Investments                        99.20%
        Total Short Term Investments                        0.50%
        Other Assets & Liabilities (Net)                    0.30%
                                                         ----------
        NET ASSETS                                        100.00%
                                                         ==========

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                               Money Market Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

      Principal                                                                 Market
       Amount                                                                   Value
  -----------------                                                        ------------------
 COMMERCIAL PAPER -  93.26%
   $     100,000 Alabama Power Co.
                    6.52% due 07/10/2000+                                 $         99,656
         100,000 Allergen, Inc.
                    6.65% due 08/04/2000+                                           99,372
         100,000 American Express Credit Corp.
                    6.52% due 07/10/2000+                                           99,837
         100,000 Banco Espirito North America
                    6.57% due 08/15/2000+                                           99,179
         100,000 Coca Cola Enterprises, Inc.
                    6.51% due 08/03/2000+                                           99,403
         100,000 Cooper River Funding
                    6.600% due 07/19/2000+                                          99,670
         100,000 Cooperative Association Tractor
                    6.23% due 08/25/2000+                                           99,048
          61,000 Countrywide Home Loans, Inc.
                    7.21% due 07/06/2000+                                           99,900
          40,000 Fayette Funding
                    6.58% due 07/21/2000+                                           99,634
          20,000 General Electric Capital Corp.
                    6.57% due 07/31/2000+                                           99,453
          25,000 General Motors Acceptance Corp.
                    6.59% due 07/14/2000+                                           99,762
         100,000 Georgia Power Co.
                    6.52% due 07/21/2000+                                           99,638
         100,000 Hitachi Credit America Corp.
                    6.57% due 07/14/2000+                                           99,763
         100,000 Merrill Lynch
                    6.56% due 09/05/2000+                                           98,797
         100,000 Motorola, Inc.
                    6.51% due 07/25/2000+                                           99,575
         100,000 National Rural Utility Corp.
                    6.53% due 08/21/2000+                                           99,075
         100,000 Potomac Electric Power Co.
                    6.52% due 07/07/2000+                                           99,891
         100,000 Progress Capital Holdings
                    6.76% due 07/26/2000+                                           99,533
         100,000 W.W. Grainger, Inc.
                    6.53% due 07/31/2000+                                           99,456
         100,000 Zions Bancorporation
                    6.64% due 07/14/2000+                                           99,760
                                                                            ---------------
                 Total Commercial Paper (Cost $1,990,402)                        1,990,402
                                                                            ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.80%
          61,000 Federal Home Loan Mortgage Corp.
                    6.52%, 08/17/2000+                                              60,480
          40,000 Federal Home Loan Mortgage Corp.
                    6.42%, 07/20/2000+                                              39,865
          20,000 Federal Home Loan Mortgage Corp.
                    6.40% due 07/27/2000+                                           19,908
          25,000 Federal Home Loan Mortgage Corp.
                    6.43%, 07/27/2000+                                              24,884
                                                                            ---------------
                 Total U.S. Government Agency Obligations (Cost $145,137)          145,137
                                                                            ---------------

                          Sage Life Investment Trust
                               Money Market Fund
                                 June 30, 2000
                            Statement of Net Assets
                                  (Unaudited)

                                                                                Market
        Shares                                                                  Value
     ------------                                                          ---------------
 SHORT TERM INVESTMENTS - 0.48%
     10,304 Bank of New York Cash Reserves, 5.20%                          $        10,304
                                                                           ---------------
            Total Short Term Investments (Cost $10,304)                             10,304
                                                                           ---------------

            TOTAL INVESTMENTS -  100.54%
            (Cost $2,145,843*)                                             $     2,145,843

            LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.54%)                    (11,498)
                                                                           ---------------
            NET ASSETS - 100.00%                                           $     2,134,345
                                                                           ===============


            NET ASSETS consist of:
            Paid-in capital                                                $     2,134,345
                                                                           ---------------

            Total Net Assets                                               $     2,134,345
                                                                           ===============

            NET ASSET VALUE, offering price and redemption price per
                 share                                                     $          1.00
                                                                           ===============

            Number of Portfolio shares outstanding                               2,134,345
                                                                           ===============

            * Aggregate cost for Federal income tax purposes.
            + Rate represents annualized yield at date of purchase.

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                           Statements of Operations
                      For the Period Ended June 30, 2000


                                                                                S&P 500               EAFE           Money Market
                                                                           Equity Index Fund    Equity Index Fund        Fund*
                                                                           ------------------   ------------------  ----------------
                                                                                Six Months           Six Months         Six Months
                                                                                   Ended                Ended              Ended
                                                                               June 30, 2000        June 30, 2000      June 30, 2000
                                                                                (Unaudited)          (Unaudited)        (Unaudited)
                                                                           ==================   ==================  ================
Investment Income:
  Dividends (net of foreign withholding taxes of $13, $22,573, $0,
  respectively)                                                                      $30,506             $181,062                 -
  Interest                                                                               260                    -           $64,866
                                                                                ------------        -------------       -----------
    Total investment income                                                           30,766              181,062            64,866
                                                                                ------------        -------------       -----------
Expenses:
  Investment advisory fees (Note 2)                                                   14,645               95,672             6,815
  Professional fees                                                                    3,248               12,969             1,279
  Insurance expense                                                                      530                1,913               189
  Trustees' fees and expenses                                                            719                2,870               283
                                                                                ------------        -------------       -----------
  Total expenses                                                                      19,142              113,424             8,566

  Waiver/reimbursement of investment advisory fees (Note 2)                           (4,497)             (17,752)           (1,751)
                                                                                ------------        -------------       -----------
  Net expenses                                                                        14,645               95,672             6,815
                                                                                ------------        -------------       -----------

  Net investment income                                                               16,121               85,390            58,051
                                                                                ------------        -------------       -----------
Realized and Unrealized Gain (Loss) on investments and
Foreign Currency Transactions:
  Net realized gain on investments                                                   139,322            1,036,005                 -
  Net realized loss on foreign currency transactions                                       -               (7,933)                -
  Net change in unrealized depreciation of investments and foreign currency
  transactions                                                                      (196,766)          (1,985,891)                -
                                                                                ------------        -------------       -----------
  Net realized and unrealized loss of investments and foreign currency
  transactions                                                                       (57,444)            (957,819)                -
                                                                                ------------        -------------       -----------

Net Increase (Decrease) in Net Assets Resulting from Operations                     ($41,323)           ($872,429)          $58,051
                                                                                ============        =============       ===========

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                      Statements of Changes in Net Assets
                      For the Period Ended June 30, 2000

                                                                                S&P 500                           EAFE
                                                                         Equity Index Fund                Equity Index Fund
                                                                   ---------------------------     --------------------------
                                                                    Six Months                      Six Months
                                                                      Ended         Year Ended        Ended        Year Ended
                                                                   June 30, 2000   December 31,   June 30, 2000    December 31,
                                                                    (Unaudited)      1999 (1)       (Unaudited)     1999 (2)
                                                                   =============   =============  ==============  =============
Operations:
   Net investment income                                           $      16,121   $      38,797  $       85,390  $     169,576
   Net realized gain on investments and foreign currency
    transactions                                                         139,322          31,130       1,028,072         92,155
   Net change in unrealized appreciation (depreciation) of
    investments and foreign currency transactions                       (196,766)        870,197      (1,985,891)     4,400,470
                                                                   -------------   -------------  --------------  -------------

   Net increase (decrease) in net assets resulting from operations       (41,323)        940,124        (872,429)     4,662,201
                                                                   -------------   -------------  --------------  -------------

Distributions:
   From net investment income                                                  -         (38,797)              -       (147,232)
   From net realized gains on investments                                      -         (17,502)              -        (32,207)
                                                                   -------------   -------------  --------------  -------------

   Total Distributions                                                         -         (56,299)              -       (179,439)
                                                                   -------------   -------------  --------------  -------------

Capital Share Transactions:
   Proceeds from sale of shares                                           58,529          43,065           9,492          7,228
   Shares issued in reinvestment of
   dividends and distributions                                                 -          56,299               -        179,440
   Cost of shares redeemed                                              (914,054)        (15,912)     (4,217,295)        (2,647)
                                                                   -------------   -------------  --------------  -------------

   Net increase (decrease) in net assets resulting from capital
    share transactions                                                  (855,525)         83,452      (4,207,803)       184,021
                                                                   -------------   -------------  --------------  -------------

   Net increase (decrease) in net assets                                (896,848)        967,277      (5,080,231)     4,666,783

   Net assets at beginning of period                               $   5,967,277   $   5,000,000  $   24,666,783  $  20,000,000
                                                                   -------------   -------------  --------------  -------------

   Net assets at end of period
       (including undistributed net investment income of
        $16,121, $81,975, and $0, respectively)                    $   5,070,429   $   5,967,277  $   19,586,552  $  24,666,783
                                                                   =============   =============  ==============  =============

Capital Share Transactions:
   Shares sold                                                             5,002           4,147             805            698
   Shares issued in reinvestment of dividends and distributions                -           4,787               -         14,660
   Shares redeemed                                                       (78,534)         (1,477)       (350,855)          (257)
                                                                   -------------   -------------  --------------  -------------
   Net increase (decrease) in shares from capital share
    transactions                                                         (73,532)          7,457        (350,050)        15,101
                                                                   =============   =============  ==============  =============

   Shares at beginning of period                                         507,457         500,000       2,015,101      2,000,000
                                                                   =============   =============  ==============  =============

                                                                               Money Market
                                                                                   Fund
                                                                     -------------------------------
                                                                      Six Months
                                                                         Ended          Year Ended
                                                                     June 30, 2000     December 31,
                                                                      (Unaudited)        1999 (1)
                                                                     ==============   ==============
Operations:

   Net investment income                                             $       58,051      $    82,161
   Net realized gain on investments and foreign currency
    transactions                                                                  -                -
   Net change in unrealized appreciation (depreciation) of
    investments and foreign currency transactions                                 -                -
                                                                     --------------     ------------

   Net increase (decrease) in net assets resulting from operations           58,051           82,161
                                                                     --------------     ------------

Distributions:

   From net investment income                                               (58,051)         (82,161)
   From net realized gains on investments                                         -                -
                                                                     --------------     ------------

   Total Distributions                                                      (58,051)         (82,161)
                                                                     --------------     ------------

Capital Share Transactions:

   Proceeds from sale of shares                                              23,571          249,779
   Shares issued in reinvestment of
   dividends and distributions                                               47,577           82,161
   Cost of shares redeemed                                                  (22,872)        (245,871)
                                                                     --------------     ------------

   Net increase (decrease) in net assets resulting from capital
    share transactions                                                       48,276           86,069
                                                                     --------------     ------------

   Net increase (decrease) in net assets                                     48,276           86,069

   Net assets at beginning of period                                 $    2,086,069     $  2,000,000
                                                                     --------------     ------------

   Net assets at end of period
       (including undistributed net investment income of
        $16,121, $81,975, and $0, respectively)                      $    2,134,345     $  2,086,069
                                                                     ==============     ============

Capital Share Transactions:
   Shares sold                                                               23,571          249,779
   Shares issued in reinvestment of dividends and distributions              47,577           82,161
   Shares redeemed                                                          (22,872)        (245,871)
                                                                     --------------     ------------

   Net increase (decrease) in shares from capital share
    transactions                                                             48,276           86,069
                                                                     ==============     ============

   Shares at beginning of period                                          2,086,069        2,000,000
                                                                     ==============     ============

(1) The S&P 500 Equity Index Fund and Money Market Fund commenced operations on February 19, 1999.
(2)  The EAFE Equity Index Fund commenced operations on March 22, 1999.

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                             Financial Highlights
                      For the Period Ended June 30, 2000

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                         S&P 500                                 EAFE
                                                                    Equity Index Fund                      Equity Index Fund
                                                          -------------------------------------    --------------------------------
                                                             Six Months                              Six Months
                                                               Ended               Year Ended          Ended            Year Ended
                                                            June 30, 2000         December 31,     June 30, 2000       December 31,
                                                             (Unaudited)            1999 (1)        (Unaudited)          1999 (2)
                                                          ===============       ===============    =============      =============
Net Asset Value, Beginning of Period                        $       11.76            $    10.00      $     12.24       $      10.00
                                                          ---------------       ---------------    -------------      -------------
Operations:
  Net investment income                                              0.04                  0.08             0.06               0.08
  Net realized and unrealized gain (loss) on
   investments and foreign currency transactions                    (0.11)                 1.79            (0.54)              2.25
                                                          ---------------       ---------------    -------------      -------------
  Total from Investment Operations                                  (0.07)                 1.87            (0.48)              2.33
                                                          ---------------       ---------------    -------------      -------------

Distributions to Shareholders:
  Dividends from net investment income                                 -                  (0.08)               -              (0.07)
  Distributions from net realized gains on investments                 -                  (0.03)               -              (0.02)
                                                          ---------------       ---------------    -------------      -------------
  Total Distributions                                                  -                  (0.11)               -              (0.09)
                                                          ---------------       ---------------    -------------      -------------

Net Asset Value, End of Period                              $       11.69            $    11.76      $     11.76       $      12.24
                                                          ===============       ===============    =============      =============


Total Return                                                        -0.60%                18.72%           -3.92%             23.30%

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)                  $       5,070            $    5,967      $    19,587       $     24,667
  Ratio of Net Investment Income to Average Net Assets
      Before waiver/reimbursement of investment
       advisory fees                                                 0.43%                 0.66%            0.63%              0.86%
  Net change in unrealized depreciation of
   investments and foreign currency transactions                     0.60%                 0.83%            0.80%              1.03%
  Ratio of Expenses to Average Net Assets
      Before waiver/reimbursement of investment
       advisory fees                                                 0.71%                 0.72%            1.06%              1.07%
      After waiver/reimbursement of investment
       advisory fees                                                 0.55%                 0.55%            0.90%              0.90%
  Portfolio Turnover                                                    2%                    3%               6%                10%

                                                                            Money Market
                                                                               Fund
                                                                ------------------------------------
                                                                    Six Months
                                                                       Ended            Year Ended
                                                                   June 30, 2000       December 31,
                                                                    (Unaudited)          2000 (1)
                                                                ================      ==============
Net Asset Value, Beginning of Period                                 $      1.00           $    1.00
                                                                ----------------      --------------
Operations:
  Net investment income
  Net realized and unrealized gain (loss) on
   investments and foreign currency transactions                            0.04                0.04
                                                                              -                   -
                                                                ----------------      --------------
  Total from Investment Operations                                          0.04                0.04
                                                                ----------------      --------------
Distributions to Shareholders:
  Dividends from net investment income                                     (0.04)              (0.04)
  Distributions from net realized gains on investments                        -                   -
                                                                ----------------      --------------
  Total Distributions                                                      (0.04)              (0.04)
                                                                ----------------      --------------

Net Asset Value, End of Period                                       $      1.00           $    1.00
                                                                 ===============      ==============

Total Return                                                                2.81%               4.03%

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)
  Ratio of Net Investment Income to Average Net Assets               $     2,134           $   2,086
      Before waiver/reimbursement of investment Assets
       advisory fees                                                        5.25%               4.43%
  Net change in unrealized depreciation of
   investments and foreign currency transactions                            5.41%               4.60%
  Ratio of Expenses to Average Net Assets
      Before waiver/reimbursement of investment
       advisory fees                                                        0.80%               0.82%
      After waiver/reimbursement of investment
       advisory fees                                                        0.65%               0.65%
  Portfolio Turnover                                                         N/A                 N/A

  (1) The S&P 500 Equity Index Fund and Money Market Fund commenced operations on February 19, 1999.
  (2) The EAFE Equity Index Fund commenced operations on March 22, 1999.
      All ratios have been annualized.
      Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total investment return is not annualized.

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                         Notes to Financial Statements
                                 June 30, 2000


1. Summary of Significant Accounting Policies


The Sage Life Investment Trust (the "Trust") was organized as a Delaware business trust on January 9, 1998 and is registered under the Investment Company Act of 1940, as amended, as a diversified, no-load, open-end management investment company. The Trust is a "series type" which issues separate series of stock, each of which represents a separate diversified portfolio of investments. The Trust is currently composed of three series: S&P 500 Equity Index Fund ("S&P 500 Fund"), EAFE Equity Index Fund ("EAFE Fund" and together with the S&P 500 Fund, the "Index Funds"), and the Money Market Fund (together with the Index Funds, the "Funds" and each individually, a "Fund"). The S&P 500 Fund and the Money Market Fund commenced investment operations on February 19, 1999. The EAFE Fund commenced investment operations on March 22, 1999. Shares of the Funds are available to separate accounts funding certain variable annuity and variable life insurance contracts issued by various insurance companies and to various pension and profit-sharing plans.

The S&P 500 Fund seeks to replicate as closely as possible the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") before the deduction of fund expenses. The Fund generally intends to allocate its investments among stocks in approximately the same proportions as they are represented in the S&P 500 Index.

The EAFE Fund seeks to replicate as closely as possible the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index ("EAFE Index") before the deduction of fund expenses. The EAFE Index is a market capitalization-weighted equity index. The Fund generally intends to allocate its investments among stocks in approximately the same proportions as they are represented in the EAFE Index.

The Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic financial and market analysis and investment judgement. Instead, the Index Funds utilize a "passive" or "indexing" investment approach and attempt to replicate the investment performance of their respective indexes through statistical procedures.

The Money Market Fund seeks to provide high current income consistent with the preservation of capital and liquidity. The Fund also intends to maintain a share price of $1.00. The Fund seeks to achieve its objective by investing in high-quality short-term money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances and commercial paper. The Fund limits its investments to those short-term securities that it determines present minimal credit risk and meet certain rating requirements. The Fund maintains an average dollar-weighted portfolio maturity of 90 days or less.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Valuation: The Index Funds' investments, which are traded on recognized domestic or foreign exchanges or for which price quotations are available, are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities are valued based on the closing price of the security traded on that exchange prior to the time when the Funds' assets

                          Sage Life Investment Trust
                         Notes to Financial Statements
                                 June 30, 2000


are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

The Money Market Fund's investments are valued on the basis of amortized cost under the guidance of the Board of Trustees, based on their determination that this constitutes fair value. Amortized cost involves valuing a portfolio instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Foreign currency: Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar as of the close of business immediately preceding the time of valuation. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at the rate of exchange prevailing when accrued.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) on investments.

Reported net realized gains or losses on foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation/(depreciation) on other assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Futures Contracts: The Index Funds may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Funds are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Index Funds' investments in financial futures contracts are designed to closely replicate the benchmark index used by the Funds. Risks arise from possible illiquidity of the futures market and from movements in security values.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options: The Index Funds may also purchase and write call and put options on financial index futures contracts. When a Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Funds are subject to the risk of an imperfect correlation between movement in the price of

                          Sage Life Investment Trust
                         Notes to Financial Statements
                                 June 30, 2000


the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments.

Federal Income Taxes: Each Fund is a separate entity for federal income tax purposes. No provisions for federal income taxes have been made since each Fund has complied and intends to continue to comply with provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, available to regulated investment companies and to distribute its taxable income to shareholders sufficient to relieve it from all, or substantially all, federal income taxes.

Securities Transactions and Investment Income: Investment transactions are recorded on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are reported as income when the Fund identifies the dividend. Interest income (including amortization of premium and discount on securities) and expenses are accrued daily. Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Trust uses for Federal income tax purposes. Purchases of securities under agreements to resell are carried at cost, and the related accrued interest is included in interest receivable.

Repurchase Agreements: The Funds may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of collateral may be subject to certain costs, losses or delays.

Dividends and Distributions to Shareholders: Each Fund distributes substantially all of its net income and capital gains to shareholders each year. Each Index Fund distributes capital gains and income dividends annually and the Money Market Fund declares income dividends, daily and pays them monthly. All dividends and capital gains distributions paid by a Fund will be automatically reinvested, at net asset value, in that respective Fund.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds.

Risks Associated with Foreign Securities: The risks of investing in foreign securities include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in these countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Funds might have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed

                          Sage Life Investment Trust
                         Notes to Financial Statements
                                 June 30, 2000


to keep pace with the volume of transactions. This may create substantial delays and settlement failures that could adversely affect a Fund's performance.

Adverse political, economic or social developments in the countries in which the Fund has invested could undermine the value of the Fund's investments or prevent the Fund from realizing their full value.

The currency of a country in which the Fund invests may fluctuate in value relative to the U.S. dollar, which could affect the value of the investment itself to U.S. investors.

Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.


2. Investment Advisory Fees and Other Transactions With Affiliates

Sage Advisors, Inc. ("Sage"), a wholly-owned subsidiary of Sage Insurance Group, Inc., is the investment manager of the Funds. In connection with its role as investment manager of the Funds, Sage pays all the Funds' expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested Trustees (including Fund counsel fees), and extraordinary expenses. As compensation for services rendered, the Funds pay Sage a monthly fee based on a percentage of the average daily net assets of each Fund at the following annual rates: S&P 500 Fund - 0.55%; EAFE Fund - 0.90%; Money Market Fund - 0.65%.

Sage has agreed to waive a portion of its management fees for the Funds until April 30, 2001. With such waivers, the Funds will pay the following management fees to Sage: S&P 500 Fund - 0.38%; EAFE Fund - 0.73%; Money Market Fund -0.48%.

Sage has retained the services of State Street Global Advisors to serve as the investment adviser to the Index Funds, and has retained the services of Conning Asset Manangement to serve as the investment adviser to the Money Market Fund. As compensation for the advisers' services and the related expenses they incur with respect to each Fund, Sage pays the applicable adviser a fee, computed daily and payable monthly (quarterly with respect to the Money Market Fund), equal on an annual basis with respect to each Fund's average daily net assets as follows:

     S&P 500 Fund: 0.05% of the first $50 million of assets under management, 0.04% of the next $50 million of assets under management, and 0.02% on amounts in excess of $100 million of assets under management with a minimum annual fee of $50,000.

     EAFE Fund: 0.15% of the first $50 million of assets under management, 0.10% of the next $50 million of assets under management, and 0.08% on amounts in excess of $100 million of assets under management with a minimum annual fee of $65,000.

     Money Market Fund: 0.15% of the first $100 million of assets under management, 0.10% of the next $200 million of assets under management, and 0.075% on amounts in excess of $300 million of assets under management.

                          Sage Life Investment Trust
                         Notes to Financial Statements
                                 June 30, 2000


3.   Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the period ended June 30, 2000 were as follows:

                                        Purchases         Sales
S&P 500 Fund ......................   $    82,997    $  920,023
EAFE Fund..........................   $ 1,238,845    $5,189,412


4.   Tax Information (Unaudited)

Of the ordinary income (including short-term capital gain) distributions made by the S&P 500 Fund during the fiscal year ended December 31, 2000, 80.61% qualify for the dividend received deduction available to corporate shareholders.